Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows used in operating activities
Loss for the year	$ (50,268,354)	$ (79,890,763)
Adjustments for:
Depreciation	813,654	940,208
Gain on sale of exploration and evaluation assets		(4,123,183)
Loss from equity investment	1,306,722	795,995
Loss on dilution of equity investment	28,772
Impairment of equity investment		1,000,237
Loss on disposal of property and equipment		5,928
Impairment of exploration and evaluation assets		8,000
Revaluation of secured notes	(140,786)	(33,599)
Foreign exchange (gain) loss on secured notes	(222,468)	43,299
Unrealized foreign exchange gain	(1,719)
Interest income on secured notes	(302,718)
Interest expense	25,105	27,119
Settlement of flow-through share premium	(12,426,322)	(22,932,528)
Settlement of legal claim	1,750,100
Share-based compensation	889,045	1,410,563
Realized losses on disposal of investments	380,877
Unrealized losses on investments	1,191,882	4,079,063
Total adjustments to reconcile profit (loss)	(56,976,210)	(98,669,661)
Change in non-cash working capital items:
Decrease (increase) in prepaid expenses and deposits	38,816	(97,103)
Increase in other assets		(106,179)
Decrease (increase) in sales taxes recoverable	1,089,698	(155,358)
Increase in interest receivable		(75,322)
Increase (decrease) in accounts payable and accrued liabilities	164,636	(170,689)
Net cash used in operating activities	(55,683,060)	(99,274,312)
Cash flows used in investing activities
Expenditures on claims staking and mineral license renewals	(5,550)	(16,565)
Interest received on secured notes	378,040
Purchases of exploration and evaluation assets	(3,853,119)	(208,034)
Transaction costs on sale of exploration and evaluation assets		(94,752)
Proceeds on disposal of investments	1,097,814
Proceeds on disposal of property and equipment		9,084
Purchases of property and equipment	(625,775)	(1,487,150)
Purchase of secured notes		(2,464,000)
Purchase of investments		(174,500)
Net cash used in investing activities	(3,008,590)	(4,435,917)
Cash flows from financing activities
Issuance of common shares in prospectus offering	27,522,494	78,986,588
Share issue costs	(924,657)	(3,517,377)
Stock options exercised	862,500	131,630
Increase in other assets	(179,703)
Lease principal payments	(134,001)	(143,957)
Lease interest payments	(25,105)	(27,119)
Net cash generated from financing activities	27,121,528	75,429,765
Effect of exchange rate fluctuations on cash held	2,861
Net decrease in cash	(31,567,261)	(28,280,464)
Cash at beginning of year	53,884,809	82,165,273
Cash at end of year	$ 22,317,548	$ 53,884,809